Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jul. 02, 2025	Mar. 03, 2025	Sep. 03, 2024
Daqing Knutsen
Acquisitions
Purchase consideration	$ 28,180
Less: Fair value of net assets acquired:
Vessels and equipment	115,424
Cash	2,131
Inventories	339
Derivatives assets (liabilities)	(47)
Others current assets	171
Amounts due from related parties	2,138
Long-term debt	(70,479)
Deferred debt issuance	334
Trade accounts payable	(420)
Accrued expenses	(320)
Amounts due to related parties	(662)
Contract liabilities: Unfavorable contract rights	(25,716)
Subtotal	22,893
Difference between the purchase price and fair value of net assets acquired	5,287
Excess value allocated on a relative basis to Vessels and equipment	4,324
Excess value allocated on a relative basis to contract liabilities, unfavourable contract rights	$ 963
Live Knutsen
Acquisitions
Purchase consideration		$ 26,149
Less: Fair value of net assets acquired:
Vessels and equipment		121,165
Cash		1,116
Inventories		346
Derivatives assets (liabilities)		213
Others current assets		2,113
Long-term debt		(73,389)
Deferred debt issuance		349
Trade accounts payable		(129)
Accrued expenses		(3,851)
Amounts due to related parties		(1,510)
Contract liabilities: Unfavorable contract rights		(25,339)
Subtotal		21,084
Difference between the purchase price and fair value of net assets acquired		5,065
Excess value allocated on a relative basis to Vessels and equipment		4,189
Excess value allocated on a relative basis to contract liabilities, unfavourable contract rights		$ 876
Tuva Knutsen
Acquisitions
Purchase consideration			$ 31,557
Less: Fair value of net assets acquired:
Vessels and equipment			125,161
Cash			1,782
Inventories			285
Derivatives assets (liabilities)			1,773
Others current assets			1,101
Long-term debt			(69,038)
Deferred debt issuance			404
Trade accounts payable			(249)
Accrued expenses			(1,419)
Amounts due to related parties			(615)
Contract liabilities: Unfavorable contract rights			(27,628)
Subtotal			$ 31,557